Business Combination	9 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Business Combination
NOTE 3
—
BUSINESS COMBINATION
On September 14
, 2022
, the Company completed the Business Combination, discussed above, which was treated as a reverse recapitalization. The effects of the Business Combination include the following:

•
t
he Company’s certificate of incorporation was amended and restated to, among other things, authorize the issuance of 1,000,000 shares, of which 950,000 shares are designated as common stock, $0.0001 par value per share, and 50,000 shares are designated as preferred stock, $0.0001 par value per share;

•
a
ll outstanding shares of Legacy Amprius’ common stock were exchanged for a number of the Company’s common stock equal to the number of Legacy Amprius’ shares multiplied by the Exchange Ratio of approximately
1.45590
, or for an aggregate of 65,777
shares of the Company’s common stock; and

•
e
ach option to purchase Legacy Amprius’ common stock (a “Legacy Amprius Option”), whether vested or unvested, was converted into an option to purchase a number of the Company’s common stock (an “Option”), subject to substantially the same terms and conditions as were applicable prior to the merger, equal to the product of the number of shares of Legacy Amprius’ common stock subject to such Legacy Amprius Option immediately prior to the closing and the Exchange Ratio, at an exercise price per share calculated by dividing the exercise price per share of such Legacy Amprius Option immediately prior to the Business Combination by the Exchange Ratio. At closing, the Legacy Amprius Options were converted to Options to receive an aggregate of 14,223 shares of common stock, of which 6,665 shares remained subject to vesting obligations
.

On the Closing Date, a number of investors (the “PIPE Investors”) purchased from the Company an aggregate of 2,052 PIPE units at a price of $10.00 per share (such transaction, the “PIPE”), pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into with the PIPE Investors. Each PIPE unit consists of (i) one share of common stock and (ii) one warrant (each, a “PIPE Warrant”) to purchase one share of common stock. The PIPE Warrants are substantially identical to the Public Warrants, except that the exercise price of each PIPE Warrant is $12.50 per share, and the average sales price of the common stock will need to exceed $20.00 per share for the Company to be able to redeem the PIPE Warrants. The PIPE was consummated immediately prior to the closing of the Business Combination.
Immediately after giving effect to the
Busin
ess Combination and the PIPE, the Company’s shares of common stock consisted of the following:

Common stock — Legacy Amprius	65,777
Common stock — PIPE investment	2,052
Common stock — Kensington	16,340

Total shares of common stock immediately after Business Combination	84,169

The Company recei
ved net
procee
ds f
rom the Business Combination and the PIPE totaling $
70,938
,
after deducting transaction and issuance costs. Transaction costs paid by the Company, which consisted of direct and incremental costs, such as legal, consulting and advisory fees incurred in connection with the Business Combination, totaled
$6,794
during the nine months ended September 30, 2022. These costs were initially deferred and subsequently classified as a reduction to additional paid-in capital in the accompanying condensed balance sheet upon the consummation of the Business Combination.